Shareholder Loans, at Amortized Cost - Schedule of Other Shareholder Loans activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Shareholder Loans activities [Abstract]
Beginning	$ 8,879	¥ 62,088	$ 5,885	¥ 41,156
Repayment	(1,244)	(8,702)	(1,054)	(7,374)
Foreign currency translation adjustments	(4)	(25)	(2)	(16)
Borrowed	4,135	28,923	4,050	28,322
Offset upon conversion of preferred shares	(2,271)	(15,880)
Ending	$ 9,495	¥ 66,404	$ 8,879	¥ 62,088